BANCREEK INTERNATIONAL LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Common Stocks — 98.9%	Shares	Fair Value
Australia — 4.3%
Communications — 2.1%
carsales.com Ltd.	2,017	$51,813

Financials — 2.2%
Computershare Ltd.	2,830	54,590

Total Australia		106,403

Canada — 23.5%
Consumer Staples — 5.8%
Dollarama, Inc.	999	101,178
Loblaw Companies Ltd.	328	42,804
		143,982
Industrials — 11.1%
Stantec, Inc.	1,039	85,086
TFI International, Inc.	624	92,344
WSP Global, Inc.	590	98,349
		275,779
Materials — 2.5%
West Fraser Timber Company Ltd.	696	61,583

Technology — 4.1%
Constellation Software, Inc.	31	101,222

Total Canada		582,566

Denmark — 7.3%
Consumer Discretionary — 3.2%
Pandora A/S	451	79,042

Health Care — 4.1%
Novo Nordisk A/S	717	99,816

Total Denmark		178,858

France — 3.9%
Consumer Discretionary — 3.9%
LVMH Moet Hennessy Louis Vuitton S.E.	128	95,537

Total France		95,537

Germany — 3.5%
Health Care — 3.5%
Merck KGaA	449	87,397

Total Germany		87,397

Japan — 9.3%
Communications — 3.3%
Capcom Company Ltd.	3,800	82,809

Technology — 6.0%
BayCurrent Consulting, Inc.	2,200	70,546
Common Stocks— 98.9% (continued)	Shares	Fair Value
Japan9.3%(continued)
Technology — 6.0% - continued
Lasertec Corporation	400	$77,140
		147,686
Total Japan		230,495

Netherlands — 13.4%
Industrials — 2.6%
Arcadis N.V.	872	63,994

Materials — 4.3%
IMCD N.V.	660	107,976

Technology — 6.5%
ASML Holding N.V.	70	62,917
Wolters Kluwer N.V.	566	96,576
		159,493
Total Netherlands		331,463

New Zealand — 3.8%
Industrials — 3.8%
Mainfreight Ltd	2,054	93,811

Total New Zealand		93,811

Sweden — 7.4%
Consumer Discretionary — 3.7%
Evolution A.B.	890	92,687

Technology — 3.7%
Lagercrantz Group AB	5,014	93,075

Total Sweden		185,762

Switzerland — 5.9%
Materials — 2.9%
Sika A.G.	223	71,490

Technology — 3.0%
Inficon Holding A.G.	52	74,404

Total Switzerland		145,894

United Kingdom — 13.1%
Consumer Discretionary — 2.7%
Games Workshop Group plc	482	66,261

Health Care — 4.2%
AstraZeneca PLC	599	104,498

Industrials — 4.0%
Diploma PLC	1,718	100,792

Technology — 2.2%
RELX PLC	1,178	54,790

Total United Kingdom		326,341

BANCREEK INTERNATIONAL LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Common Stocks — 98.9% (continued)	Shares	Fair Value
United States — 3.5%
Industrials — 3.5%
Ashtead Group PLC	1,212	85,983

Total United States		85,983

TOTAL COMMON STOCKS (Cost $2,241,933)		2,450,510

Total Investments — 98.9% (Cost $2,241,933)		2,450,510

Other Assets in Excess of Liabilities - 1.1%		26,530

Net Assets – 100.0%		$2,477,040

A/S – Anonim Sirketi

LTD – Limited Company

N.V. – Naamloze Vennootschap

PLC – Public Limited Company

S.E – Societas Europa